UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,022.00	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.10	$ 1.35**
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.36**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Connecticut Municipal Money Market Fund would have been .48% and the expenses paid in the actual and hypothetical examples above would have been $2.39 and $2.42, respectively.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	47.1	47.5
Special Tax	13.5	13.2
Water & Sewer	11.5	10.6
Education	9.0	8.4
Health Care	7.1	7.3
Weighted Average Maturity as of May 31, 2011
		6 months ago
Years	6.3	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2011
6 months ago
Years	7.0	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
AAA 18.3%	AAA 18.7%
AA,A 72.8%	AA,A 75.9%
BBB 1.4%	BBB 0.8%
Not Rated 3.6%	Not Rated 2.6%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Connecticut - 87.6%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,455,587
4.5% 8/15/21	1,225,000	1,342,000
4.5% 8/15/22	1,325,000	1,430,404
5% 8/15/18	1,500,000	1,765,920
5% 8/15/19	750,000	869,183
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	815,940
Series 2010 B, 4% 10/15/19	1,110,000	1,220,012
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,751,292
5.375% 8/15/18 (FSA Insured)	3,400,000	3,516,348
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,092,550
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,447,129
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,840,128
5% 12/1/17 (FSA Insured)	1,830,000	2,051,522
5% 12/1/18 (FSA Insured)	1,635,000	1,806,479
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,867,469
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	3,065,000	3,158,268
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (a)(b)	3,000,000	3,003,210
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	3,868,050
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	2,999,760
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,314,755
Series 2006 D:
5% 11/1/24	17,980,000	19,473,599
5% 11/1/25	10,000,000	10,774,200
Series 2006 E:
5% 12/15/16	3,020,000	3,575,710
5% 12/15/20	5,565,000	6,233,913
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2006 F, 5% 12/1/21	$ 14,000,000	$ 15,535,800
Series 2007 D, 5% 12/1/19	1,745,000	2,014,062
Series 2008 A, 5% 4/15/27	5,000,000	5,425,450
Series 2008 B, 5% 4/15/28	4,000,000	4,322,680
Series A:
5% 2/15/27	5,000,000	5,488,000
5% 2/15/28	2,500,000	2,719,400
5% 2/15/29	2,500,000	2,714,150
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,674,436
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,217,650
Series M, 5% 7/1/34	1,000,000	994,540
Series O, 5% 7/1/40	2,000,000	1,981,740
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,163,869
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,019,540
Series G, 5% 7/1/38	3,000,000	2,956,080
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,305,000	2,811,570
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,125,120
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,051,440
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,753,760
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	12,703,579
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,200,490
5% 7/1/30	2,000,000	2,119,660
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,012,090
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,199,157
Series Y1, 5% 7/1/35	9,000,000	9,266,940
Series Z1, 5% 7/1/42	3,335,000	3,435,750
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,410,504
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/18 (AMBAC Insured)	$ 3,020,000	$ 3,274,314
5% 7/1/19 (AMBAC Insured)	2,035,000	2,173,868
5% 7/1/31 (AMBAC Insured)	7,000,000	7,030,870
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,624,515
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1992 B, 6.125% 9/1/12	5,960,000	6,182,666
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,797,882
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,224,680
5% 7/1/23	3,260,000	3,477,442
Series 2007 A:
5% 8/1/26	3,800,000	4,069,762
5% 8/1/27 (AMBAC Insured)	2,000,000	2,132,900
Series 2008 A, 5% 11/1/21	5,000,000	5,589,500
Series 2009 1, 5% 2/1/17	10,000,000	11,656,200
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17 (Pre-Refunded to 10/1/13 @ 100) (c)	2,000,000	2,212,940
Series 2008 A:
5% 2/1/16	5,500,000	6,422,790
5% 2/1/17	3,000,000	3,542,760
Series 2009 A:
5% 6/1/23	1,750,000	1,982,523
5% 6/1/25	7,210,000	7,990,338
5% 6/1/26	2,000,000	2,197,380
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (a)	5,000,000	5,000,350
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,387,313
5% 7/1/20	1,220,000	1,453,203
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	292,344
4% 7/15/18	535,000	599,607
4% 7/15/19	335,000	372,222
4% 7/15/21	360,000	393,023
4% 7/15/22	325,000	348,868
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	$ 820,000	$ 962,163
5% 7/1/18	350,000	410,893
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,805,535
5% 7/1/17	1,000,000	1,194,880
5% 7/1/18	1,000,000	1,199,980
5% 7/1/19	3,225,000	3,876,676
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	808,724
4% 9/15/19	500,000	532,995
4% 9/15/20	250,000	264,198
Series A:
4% 9/15/20	1,445,000	1,584,674
4% 9/15/21	905,000	983,364
5% 9/15/19	325,000	387,316
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	999,930
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	999,970
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,519,964
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,864,322
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,823,250
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,152,560
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,493,198
5% 8/1/15	1,000,000	1,145,010
5% 8/1/17	2,680,000	3,147,204
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	532,945
4% 5/1/14	800,000	872,304
5% 5/1/15	500,000	572,995
5% 5/1/16	1,000,000	1,171,830
5% 5/1/18	500,000	593,880
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	$ 1,335,000	$ 1,351,340
5% 6/15/17 (AMBAC Insured) (b)	775,000	780,417
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,210,000	2,509,566
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	519,635
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,216,691
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,188,731
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	33,908
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,254,970
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,879,592
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,200,352
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,885,674
5% 11/1/16 (AMBAC Insured)	6,000,000	6,809,880
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,124,020
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,138,820
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,304,340
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,191,891
5% 1/15/17 (AMBAC Insured)	1,025,000	1,204,847
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	716,052
Norwalk Gen. Oblig. Series 2010 B:
4.5% 7/1/21	1,465,000	1,663,390
5% 7/1/23	975,000	1,127,256
5% 7/1/26	625,000	698,900
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	654,672
4% 7/15/21	600,000	640,614
4% 7/15/22	600,000	629,922
4% 7/15/23	600,000	625,608
Reg'l. School District #15:
4% 7/1/16	750,000	835,890
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Reg'l. School District #15: - continued
4% 7/1/22	$ 1,520,000	$ 1,607,734
Ridgefield Gen. Oblig. Series 2009, 5% 9/15/18	3,535,000	4,293,081
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,559,145
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,561,491
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,809,872
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,168,308
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,192,086
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,192,743
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,386,394
5% 7/1/18	3,600,000	4,304,160
5.25% 7/15/15	3,000,000	3,288,270
5.5% 7/15/14	1,250,000	1,318,350
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,196,635
Series 2009:
4% 9/15/17	850,000	955,766
4% 9/15/19	400,000	444,312
4% 9/15/20	525,000	576,975
4% 9/15/21	500,000	544,455
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,169,780
Series 2010 A, 5% 2/15/29	2,805,000	3,026,343
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,264,919
Series 2009 B:
4.5% 7/1/20	1,375,000	1,558,851
5% 7/1/18	2,635,000	3,108,510
5% 7/1/19	1,000,000	1,179,410
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	$ 1,135,000	$ 1,279,565
Series 2010 A:
5% 7/1/19	3,175,000	3,816,572
5% 7/1/20	2,195,000	2,642,100
5% 7/1/21	1,000,000	1,192,930
5% 7/1/22	1,210,000	1,425,235
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,668,009
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,073,120
5% 8/1/22	2,000,000	2,337,460
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	859,472
Series 2009, 5% 2/1/21	480,000	559,176
Series 2010:
4% 11/1/20	1,050,000	1,191,698
4% 11/1/21	1,000,000	1,118,850
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	358,386
5% 1/15/20	350,000	420,445
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	592,678
4% 7/15/19	500,000	549,730
4% 7/15/20	460,000	498,902
		460,800,801
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,042,210
Puerto Rico - 7.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,030
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,658,950
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,153,540
Series CC, 5.25% 7/1/33	2,495,000	2,437,515
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	$ 5,400,000	$ 6,017,814
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,460,805
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,498,673
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,100,460
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	265,000	285,222
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,127,160
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,515,500
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,414,517
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	889,448
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,561,775
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,192,360
		40,415,769
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,441,295
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	909,403
		3,350,698
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $491,935,512)	505,609,478
NET OTHER ASSETS (LIABILITIES) - 3.9%	20,616,675
NET ASSETS - 100%	$ 526,226,153
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	47.1%
Special Tax	13.5%
Water & Sewer	11.5%
Education	9.0%
Health Care	7.1%
Others* (Individually Less Than 5%)	11.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $491,935,512)		$ 505,609,478
Cash		13,600,573
Receivable for fund shares sold		208,300
Interest receivable		7,870,854
Prepaid expenses		264
Other receivables		1,254
Total assets		527,290,723

Liabilities
Payable for fund shares redeemed	$ 313,753
Distributions payable	481,370
Accrued management fee	159,130
Transfer agent fee payable	64,764
Other affiliated payables	22,494
Other payables and accrued expenses	23,059
Total liabilities		1,064,570

Net Assets		$ 526,226,153
Net Assets consist of:
Paid in capital		$ 510,361,077
Undistributed net investment income		128,758
Accumulated undistributed net realized gain (loss) on investments		2,062,352
Net unrealized appreciation (depreciation) on investments		13,673,966
Net Assets, for 45,774,605 shares outstanding		$ 526,226,153
Net Asset Value, offering price and redemption price per share ($526,226,153 ÷ 45,774,605 shares)		$ 11.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 10,274,484

Expenses
Management fee	$ 962,832
Transfer agent fees	197,518
Accounting fees and expenses	66,912
Custodian fees and expenses	3,320
Independent trustees' compensation	1,020
Registration fees	19,181
Audit	26,034
Legal	5,342
Miscellaneous	3,618
Total expenses before reductions	1,285,777
Expense reductions	(2,316)	1,283,461
Net investment income (loss)		8,991,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,077,136
Change in net unrealized appreciation (depreciation) on investment securities		(1,967,271)
Net gain (loss)		109,865
Net increase (decrease) in net assets resulting from operations		$ 9,100,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,991,023	$ 19,740,603
Net realized gain (loss)	2,077,136	2,498,227
Change in net unrealized appreciation (depreciation)	(1,967,271)	1,872,372
Net increase (decrease) in net assets resulting from operations	9,100,888	24,111,202
Distributions to shareholders from net investment income	(8,988,091)	(19,726,008)
Distributions to shareholders from net realized gain	(2,210,578)	(2,521,611)
Total distributions	(11,198,669)	(22,247,619)
Share transactions Proceeds from sales of shares	49,752,145	134,205,601
Reinvestment of distributions	7,596,931	15,548,588
Cost of shares redeemed	(130,535,132)	(137,757,236)
Net increase (decrease) in net assets resulting from share transactions	(73,186,056)	11,996,953
Redemption fees	3,232	3,024
Total increase (decrease) in net assets	(75,280,605)	13,863,560

Net Assets
Beginning of period	601,506,758	587,643,198
End of period (including undistributed net investment income of $128,758 and undistributed net investment income of $125,826, respectively)	$ 526,226,153	$ 601,506,758
Other Information Shares
Sold	4,426,244	11,650,145
Issued in reinvestment of distributions	674,728	1,349,147
Redeemed	(11,660,154)	(11,958,634)
Net increase (decrease)	(6,559,182)	1,040,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.46	$ 10.64	$ 11.32	$ 11.49	$ 11.46
Income from Investment Operations
Net investment income (loss) D	.192	.373	.407	.426	.431	.443
Net realized and unrealized gain (loss)	.053	.078	.879	(.651)	(.090)	.135
Total from investment operations	.245	.451	1.286	(.225)	.341	.578
Distributions from net investment income	(.191)	(.372)	(.408)	(.426)	(.431)	(.443)
Distributions from net realized gain	(.044)	(.049)	(.058)	(.030)	(.080)	(.105)
Total distributions	(.235)	(.421)	(.466)	(.456)	(.511)	(.548)
Redemption fees added to paid in capital D	- F	- F	- F	.001	- F	- F
Net asset value, end of period	$ 11.50	$ 11.49	$ 11.46	$ 10.64	$ 11.32	$ 11.49
Total Return B, C	2.20%	3.99%	12.31%	(2.06)%	3.08%	5.21%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.48%	.48%	.44%	.44%	.42%
Net investment income (loss)	3.41% A	3.23%	3.64%	3.84%	3.84%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526,226	$ 601,507	$ 587,643	$ 462,018	$ 438,843	$ 432,785
Portfolio turnover rate	4% A	12%	15%	15%	11%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	81.0	81.3	83.2
31 - 90	6.2	4.2	5.4
91 - 180	5.9	5.1	4.5
181 - 397	6.9	9.4	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity Connecticut Municipal Money Market Fund	34 Days	38 Days	35 Days
Connecticut Tax-Free Money Market Funds Average*	33 Days	40 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity Connecticut Municipal Money Market Fund	42 Days	38 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Variable Rate Demand Notes (VRDNs) 59.7%	Variable Rate Demand Notes (VRDNs) 66.7%
Commercial Paper (including CP Mode) 5.6%	Commercial Paper (including CP Mode) 3.4%
Tender Bonds 0.6%	Tender Bonds 0.0%
Municipal Notes 9.0%	Municipal Notes 12.6%
Fidelity Municipal Cash Central Fund 14.4%	Fidelity Municipal Cash Central Fund 14.2%
Other Investments 10.5%	Other Investments 5.0%
Net Other Assets 0.2%	Net Other Assets *** (1.9)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in pie chart

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Connecticut - 82.6%
Avon Gen. Oblig. BAN 1.5% 11/1/11	$ 6,000,000	$ 6,028,549
Berlin Gen. Oblig. BAN:
1.5% 6/1/11	10,303,000	10,303,000
1.5% 5/31/12 (a)	6,317,000	6,388,066
Bethel Gen. Oblig. BAN 1.25% 8/25/11	2,600,000	2,605,143
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	8,285,000	8,285,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.33% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Bonds (New England Pwr. Co. Proj.) 0.78% tender 6/3/11, CP mode	7,465,000	7,465,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.48% 6/7/11, LOC RBS Citizens NA, VRDN (b)(e)	4,710,000	4,710,000
Series 2004 B, 0.48% 6/7/11, LOC RBS Citizens NA, VRDN (b)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
BAN Series 2009 B, 4% 6/1/11	10,000,000	10,000,000
Bonds:
(Econ. Recovery Proj.):
Series 2009 A, 3% 1/1/12	2,750,000	2,791,486
Series 2009 D, 5% 1/1/12	20,925,000	21,497,098
Series 2001 A, 0.17% 5/15/12 (b)	39,535,000	39,535,000
Series 2001 C, 5.5% 12/15/11	5,000,000	5,138,139
Series 2002 D, 5.25% 11/15/11	1,000,000	1,022,045
Series 2002 E, 5.5% 11/15/11	3,100,000	3,172,304
Series 2004 B, 5% 6/1/11	5,750,000	5,750,000
Series 2004 D, 5% 12/1/11	810,000	828,485
Series 2006 F, 5% 12/1/11	2,500,000	2,557,465
Series 2009 A, 5% 1/1/12	32,780,000	33,660,164
Series 2010 B, 1.5% 6/1/11	17,200,000	17,200,000
Series A, 2% 1/1/12	2,000,000	2,018,926
Participating VRDN Series ROC II R 11908, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	4,470,000	4,470,000
Series 2004 A, 0.25% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	59,290,000	59,290,000
Series B, 0.19% 6/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,210,000	9,210,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	$ 15,735,000	$ 15,735,000
Series B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	5,620,000	5,620,000
(Bradley Health Care, Inc. Proj.) Series B, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	11,805,000	11,805,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	2,840,000	2,840,000
(Choate Rosemary Hall Proj.) Series D, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	11,620,000	11,620,000
(Covenant Retirement Cmntys., Inc. Proj.) Series 1999 A, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	4,100,000	4,100,000
(Danbury Hosp., Ct. Proj.) Series J, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	26,420,000	26,420,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.18% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	8,145,000	8,145,000
(Edgehill Proj.) Series 2000 C, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	100,000	100,000
(Gaylord Hosp. Proj.) Series B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	17,975,000	17,975,000
(Greenwich Academy Proj.) Series C, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,085,000	1,085,000
(Greenwich Hosp. Proj.) Series C, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	31,530,000	31,530,000
(Griffin Hosp. Proj.) Series C, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.3% 6/7/11, LOC RBS Citizens NA, VRDN (b)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	23,475,000	23,475,000
(Health Care Cap. Asset Prog.):
Series A1, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	20,660,000	20,660,000
Series B1, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	30,000,000	30,000,000
(Hosp. for Spl. Care Proj.) Series E, 0.18% 6/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	7,000,000	7,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	28,375,000	28,375,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Masonicare Corp. Proj.):
Series C, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 73,105,000	$ 73,105,000
Series D, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	18,205,000	18,205,000
(Pomfret School Issue Proj.) Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	4,775,000	4,775,000
(Ridgefield Academy Proj.) Series A, 0.14% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	11,025,000	11,025,000
(Sacred Heart Univ. Proj.) Series F, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	19,845,000	19,845,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	148,590,000	148,590,000
(The Taft School Proj.) Series H, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,115,000	9,115,000
(United Methodist Home Proj.) Series 2001 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,200,000	1,200,000
(Wesleyan Univ. Proj.) Series H, 0.14% 6/7/11, VRDN (b)	20,105,000	20,105,000
(Yale Univ. Proj.) Bonds Series S2, 0.26% tender 9/8/11, CP mode	14,060,000	14,060,000
(Yale Univ. Proj.):
Series U1, 0.12% 6/7/11, VRDN (b)	1,020,000	1,020,000
Series U2, 0.12% 6/7/11, VRDN (b)	18,305,000	18,305,000
Series V2, 0.07% 6/1/11, VRDN (b)	6,790,000	6,790,000
Series Y2, 0.07% 6/1/11, VRDN (b)	2,900,000	2,900,000
(Yale-New Haven Hosp. Proj.):
Series K2, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	100,000	100,000
Series L1, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
Series L2, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	18,150,000	18,150,000
Bonds:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (b)	325,000	330,411
(Yale Univ. Proj.):
Series S1:
0.23% tender 7/15/11, CP mode	24,235,000	24,235,000
0.29% tender 6/10/11, CP mode	21,100,000	21,100,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Yale Univ. Proj.):
Series S2:
0.22% tender 8/3/11, CP mode	$ 19,700,000	$ 19,700,000
0.25% tender 8/1/11, CP mode	2,000,000	2,000,000
(Yale-New Haven Hosp. Proj.) Series M, 3% 7/1/11	2,565,000	2,569,311
Series S1, 0.3% tender 7/8/11, CP mode	3,000,000	3,000,000
Participating VRDN:
Series BA 08 1080, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,205,000	7,205,000
Series BBT 08 32, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	3,960,000	3,960,000
Series EGL 02 6027 Class A, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(f)	14,600,000	14,600,000
Series Putters 3363, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series ROC II R 11854, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	11,010,000	11,010,000
Series Solar 07 27, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	25,855,000	25,855,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.17% 6/7/11, LOC HSBC Bank USA, NA, VRDN (b)	1,550,000	1,550,000
Series 2010, 0.18% 6/7/11, LOC HSBC Bank USA, NA, VRDN (b)	5,000,000	5,000,000
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.19% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	5,370,000	5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	13,512,000	13,512,000
Series 1990 C, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	1,135,000	1,135,000
Series 2000 B3, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	8,185,000	8,185,000
Series 2001 D3, 0.21% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
(Hsg. Mtg. Fin. Prog.):
Series 2002 A3, 0.18% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	$ 2,910,000	$ 2,910,000
Series 2002 F2, 0.19% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	21,235,000	21,235,000
Series 2005 D4, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	3,915,000	3,915,000
Series 2005 E4, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	4,180,000	4,180,000
Series 2006 B1, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	11,435,000	11,435,000
Series 2008 E, 0.18% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (b)(e)	2,000,000	2,000,000
Series 2009 C2, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	7,500,000	7,500,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds Series 2011 A, 0.5%, tender 5/15/12 (b)	10,000,000	10,000,000
Connecticut Resource Recovery Auth. Resource Recovery Rev. Bonds (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 2% 11/15/11 (e)	4,990,000	5,025,224
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 3% 12/1/11	1,500,000	1,519,549
Series 2010 A, 2% 11/1/11	18,245,000	18,371,166
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/12	2,535,000	2,613,373
Series 2011 A, 1% 1/1/12	6,000,000	6,023,684
Danbury Gen. Oblig. Bonds 5% 8/1/11	1,000,000	1,007,835
Greenwich Gen. Oblig.:
BAN 1.5% 1/26/12	2,500,000	2,518,654
Bonds Series 2011, 2% 1/15/12	5,325,000	5,378,689
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2010, 3% 7/15/11	1,000,000	1,003,224
Milford Gen. Oblig. BAN:
Series B, 1.5% 11/3/11	5,515,000	5,541,349
0.75% 11/3/11	20,715,000	20,755,833
North Branford Gen. Oblig. BAN 1.5% 11/8/11	4,233,000	4,253,132
Oxford Gen. Oblig. BAN 1.25% 7/27/11	3,907,000	3,911,232
Plymouth Gen. Oblig. BAN 1.5% 8/25/11	5,080,000	5,092,954
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.15% 6/7/11, LOC Freddie Mac, VRDN (b)(e)	30,095,000	30,095,000
Trumbull Gen. Oblig. BAN 1.25% 9/8/11	23,310,000	23,367,946
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut:
Bonds Series 2009 A, 3% 2/15/12	$ 1,250,000	$ 1,273,084
Participating VRDN Series ROC II R 11921, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (b)(f)	2,860,000	2,860,000
Vernon Gen. Oblig. BAN 2% 4/11/12	4,220,000	4,274,556
Waterford Gen. Oblig. BAN:
0.75% 8/11/11	9,950,000	9,959,030
1.5% 8/11/11	33,000,000	33,074,797
Watertown Gen. Oblig. BAN 2% 3/29/12	10,400,000	10,529,762
		1,436,796,665
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.05% tender 6/23/11, CP mode (e)	2,400,000	2,400,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1, 0.78% tender 6/7/11, CP mode (e)	500,000	500,000
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	40,750,000	40,750,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.35% tender 6/13/11, CP mode (e)	5,000,000	5,000,000
	Shares
Other - 14.4%
Fidelity Municipal Cash Central Fund, 0.16% (c)(d)	251,027,000	251,027,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,736,473,665)		1,736,473,665
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,916,619
NET ASSETS - 100%		$ 1,740,390,284
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 283,545
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,485,446,665)	$ 1,485,446,665
Fidelity Central Funds (cost $251,027,000)	251,027,000
Total Investments (cost $1,736,473,665)		$ 1,736,473,665
Cash		6,211,261
Receivable for investments sold on a delayed delivery basis		4,000,045
Receivable for fund shares sold		17,836,656
Interest receivable		3,473,090
Distributions receivable from Fidelity Central Funds		35,309
Prepaid expenses		805
Other receivables		1,668
Total assets		1,768,032,499

Liabilities
Payable for investments purchased Regular delivery	$ 8,000,018
Delayed delivery	6,388,066
Payable for fund shares redeemed	12,741,322
Distributions payable	198
Accrued management fee	314,427
Other affiliated payables	177,314
Other payables and accrued expenses	20,870
Total liabilities		27,642,215

Net Assets		$ 1,740,390,284
Net Assets consist of:
Paid in capital		$ 1,740,400,707
Distributions in excess of net investment income		(12,059)
Accumulated undistributed net realized gain (loss) on investments		1,636
Net Assets, for 1,739,698,550 shares outstanding		$ 1,740,390,284
Net Asset Value, offering price and redemption price per share ($1,740,390,284 ÷ 1,739,698,550 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 2,122,285
Income from Fidelity Central Funds		283,545
Total income		2,405,830

Expenses
Management fee	$ 3,120,486
Transfer agent fees	899,699
Accounting fees and expenses	86,235
Custodian fees and expenses	10,545
Independent trustees' compensation	3,179
Registration fees	22,924
Audit	19,831
Legal	16,022
Miscellaneous	7,681
Total expenses before reductions	4,186,602
Expense reductions	(1,866,001)	2,320,601
Net investment income (loss)		85,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,337
Net increase in net assets resulting from operations		$ 89,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,229	$ 173,542
Net realized gain (loss)	4,337	67,970
Net increase in net assets resulting from operations	89,566	241,512
Distributions to shareholders from net investment income	(85,225)	(173,487)
Distributions to shareholders from net realized gain	(33,931)	-
Total distributions	(119,156)	(173,487)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,259,601,305	3,935,023,979
Reinvestment of distributions	118,124	171,830
Cost of shares redeemed	(2,174,887,767)	(4,087,445,929)
Net increase (decrease) in net assets and shares resulting from share transactions	84,831,662	(152,250,120)
Total increase (decrease) in net assets	84,802,072	(152,182,095)

Net Assets
Beginning of period	1,655,588,212	1,807,770,307
End of period (including distributions in excess of net investment income of $12,059 and distributions in excess of net investment income of $12,063, respectively)	$ 1,740,390,284	$ 1,655,588,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.019	.032	.029
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.019	.032	.029
Distributions from net investment income	- F	- F	(.001)	(.019)	(.032)	(.029)
Distributions from net realized gain	- F	-	-	- F	-	-
Total distributions	- F	- F	(.001)	(.019)	(.032)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.12%	1.97%	3.24%	2.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.53%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.27% A	.28%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.27% A	.28%	.48%	.42%	.39%	.37%
Net investment income (loss)	.01% A	.01%	.12%	1.90%	3.19%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740,390	$ 1,655,588	$ 1,807,770	$ 2,116,583	$ 1,950,435	$ 1,510,217

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$ 491,893,286	$ 17,268,091	$ (3,551,899)	$ 13,716,192
Fidelity Connecticut Municipal Money Market Fund	1,736,473,665	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be November, 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $9,629,197 and $91,487,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Funds' transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%	|
Fidelity Connecticut Municipal Money Market Fund	.11%*

* During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 988

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 95,264

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,762,502.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Semiannual Report

8. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Connecticut Municipal Income Fund	$ 2,316	$ -	$ -
Fidelity Connecticut Municipal Money Market Fund	7,129	1,075	31

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CTF-USAN-0711
1.786817.108

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,010.40	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.30%
Actual		$ 1,000.00	$ 1,000.00	$ 1.50**
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.51**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.54 and $2.57, respectively.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.5	49.4
Transportation	12.9	14.2
Education	7.8	7.0
Special Tax	6.8	6.0
Escrowed/Pre-Refunded	6.4	6.6
Weighted Average Maturity as of May 31, 2011
		6 months ago
Years	7.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2011
6 months ago
Years	7.4	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
AAA 4.4%	AAA 3.9%
AA,A 81.0%	AA,A 82.6%
BBB 9.3%	BBB 7.9%
Not Rated 2.7%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
New Jersey - 83.9%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity) (c)	$ 3,510,000	$ 4,026,356
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,221,650
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,624,593
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,952
5.25% 8/15/17	20,000	20,947
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,384,142
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,652,454
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,576,784
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,062,440
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,677,118
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,729,950
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,498,600
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,913,114
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,231,768
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,185,000
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,464,585
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,669,865
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,693,985
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,796,422
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	$ 1,250,000	$ 1,398,700
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,785,565
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	740,894
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,149,070
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	868,358
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,005,380
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,487,867
5.25% 9/15/17	2,000,000	2,175,700
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	850,000	853,188
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Pre-Refunded to 8/1/11 @ 101) (c)	1,285,000	1,308,156
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	25,482
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,869,048
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,240,000
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,768,275
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,318,930
5.5% 12/15/19	8,000,000	8,964,560
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,437,050
Series 2005 O:
5.125% 3/1/28	18,455,000	18,745,474
5.125% 3/1/30	2,175,000	2,194,358
5.25% 3/1/21	2,800,000	2,952,292
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,163,170
5.25% 3/1/22	15,700,000	16,441,982
5.25% 3/1/23	3,340,000	3,475,404
5.25% 3/1/24	9,000,000	9,320,490
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/25	$ 3,000,000	$ 3,091,110
5.25% 3/1/26	9,000,000	9,232,740
Series 2005 P:
5.125% 9/1/28	6,800,000	6,941,032
5.25% 9/1/26	8,000,000	8,232,000
Series 2006 S, 5% 9/1/36	9,000,000	8,834,670
Series 2007 U, 5% 9/1/37	2,000,000	1,962,580
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,119,675
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,579,975
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	2,988,551
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	4,903,150
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	945,700
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,067,240
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,665,510
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100) (c)	1,000,000	1,157,260
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	179,464
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,237,399
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	1,992,380
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,086,950
5% 7/1/12	175,000	183,864
5% 7/1/13	250,000	273,170
5% 7/1/14	235,000	261,978
5% 7/1/15	235,000	269,724
5% 7/1/17	490,000	580,194
5% 7/1/18	250,000	297,268
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Theological Seminary Proj.) Series 2009 B:
5% 7/1/19	$ 200,000	$ 236,844
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	4,877,500
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,804,800
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,959,603
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,037,800
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,885,056
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,627,967
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (c)	30,000	35,845
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,515,470
Series 2008 A, 5% 7/1/11	5,820,000	5,838,391
Series 2011, 6% 7/1/41	5,000,000	5,191,200
(Atlantic City Med. Ctr. Proj.) Series 2002, 5.75% 7/1/25	1,670,000	1,702,949
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,089,450
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,187,206
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	2,850,690
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34	2,000,000	1,754,320
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	4,980,950
(Saint Mary's Hosp. - Passaic Proj.):
Series 2007-1, 5% 3/1/20	2,030,000	2,147,030
Series 2007-1, 5% 3/1/21	2,680,000	2,827,427
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,899,924
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,721,412
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,512,040
Series 2008 A. 5.25% 10/1/38	5,965,000	5,955,933
Series 2009 A, 5.75% 10/1/31	4,000,000	4,241,120
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,764,475
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 7,215,000	$ 7,893,210
Series 2007 1A:
5% 6/1/15	1,000,000	1,026,550
5% 6/1/41	11,735,000	7,467,215
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,496,054
6.5% 1/1/16 (Escrowed to Maturity) (c)	7,745,000	8,712,738
Series 2005 C:
6.5% 1/1/16	595,000	696,204
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	235,488
Series 2009 E, 5.25% 1/1/40	4,920,000	4,999,704
Series 2009 G, 5% 1/1/17	3,745,000	4,124,968
Series 2009 I, 5% 1/1/35	5,000,000	5,034,500
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	145,000	151,844
6% 6/15/35	2,800,000	3,067,344
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,101,404
5.75% 12/15/12 (FSA Insured)	5,000,000	5,373,200
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,421,090
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,017,720
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	10,875,027
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,302,792
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,018,561
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,629,600
Series 2005 D, 5% 6/15/20	4,000,000	4,220,760
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	3,913,400
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,671,150
0% 12/15/34	4,000,000	828,640
0% 12/15/36 (AMBAC Insured)	2,000,000	353,780
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Series 2008 A:
0% 12/15/35	$ 11,000,000	$ 2,241,690
0% 12/15/36	25,000,000	4,716,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,744,799
Series 2009 A:
0% 12/15/36	1,915,000	361,265
0% 12/15/38	12,500,000	2,052,875
0% 12/15/39	10,000,000	1,533,700
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,635,280
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,705
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,131,740
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,037,607
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,805,325
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,513,809
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,054,912
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,430
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	946,020
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,645,510
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	755,000	786,952
Series 2009 F:
5% 5/1/30	1,500,000	1,588,290
5% 5/1/39	9,500,000	9,730,280
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2010 I, 5% 5/1/29	$ 1,110,000	$ 1,179,641
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,077,460
		494,870,587
New Jersey/Pennsylvania - 2.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,368,679
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,962,348
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,001,400
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,024,580
Series 2010 D, 5% 1/1/40	4,000,000	4,013,680
		12,370,687
New York & New Jersey - 7.4%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,007,950
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	8,169,122
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,093,038
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,098,452
141st Series:
5% 9/1/18 (b)	6,000,000	6,412,860
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,505,072
163rd Series, 5% 7/15/35	3,255,000	3,360,690
166th Series, 5% 1/15/41	5,000,000	5,142,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,154,200
		43,943,384
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,071,070
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,145,040
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,127,160
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,276,100
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,899,427
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,111,810
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	814,920
0% 8/1/47 (AMBAC Insured)	1,000,000	90,660
Series 2009 A, 6.5% 8/1/44	1,500,000	1,586,325
Series 2010 C, 6% 8/1/39	2,200,000	2,270,158
		20,392,670
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,046,490
Series 2009 A1, 5% 10/1/24	500,000	503,010
Series 2009 B, 5% 10/1/25	1,200,000	1,196,268
		2,745,768
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $564,884,161)	574,323,096
NET OTHER ASSETS (LIABILITIES) - 2.6%	15,455,931
NET ASSETS - 100%	$ 589,779,027
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	48.5%
Transportation	12.9%
Education	7.8%
Special Tax	6.8%
Escrowed/Pre-Refunded	6.4%
Health Care	5.9%
Others * (Individually Less Than 5%)	11.7%
100.0%
* Includes net other assets
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,429,211 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $564,884,161)		$ 574,323,096
Cash		6,881,926
Receivable for fund shares sold		262,800
Interest receivable		9,463,279
Prepaid expenses		287
Other receivables		274
Total assets		590,931,662

Liabilities
Payable for fund shares redeemed	$ 251,371
Distributions payable	608,735
Accrued management fee	177,457
Transfer agent fee payable	69,078
Other affiliated payables	23,971
Other payables and accrued expenses	22,023
Total liabilities		1,152,635

Net Assets		$ 589,779,027
Net Assets consist of:
Paid in capital		$ 581,889,782
Undistributed net investment income		60,537
Accumulated undistributed net realized gain (loss) on investments		(1,610,227)
Net unrealized appreciation (depreciation) on investments		9,438,935
Net Assets, for 51,610,162 shares outstanding		$ 589,779,027
Net Asset Value, offering price and redemption price per share ($589,779,027 ÷ 51,610,162 shares)		$ 11.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 13,196,440

Expenses
Management fee	$ 1,074,378
Transfer agent fees	212,651
Accounting fees and expenses	71,683
Custodian fees and expenses	3,650
Independent trustees' compensation	1,134
Registration fees	18,402
Audit	24,917
Legal	2,562
Miscellaneous	3,895
Total expenses before reductions	1,413,272
Expense reductions	(1,055)	1,412,217
Net investment income (loss)		11,784,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		818,985
Change in net unrealized appreciation (depreciation) on investment securities		(8,806,585)
Net gain (loss)		(7,987,600)
Net increase (decrease) in net assets resulting from operations		$ 3,796,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,784,223	$ 25,224,754
Net realized gain (loss)	818,985	365,151
Change in net unrealized appreciation (depreciation)	(8,806,585)	2,566,744
Net increase (decrease) in net assets resulting from operations	3,796,623	28,156,649
Distributions to shareholders from net investment income	(11,762,913)	(25,186,167)
Share transactions Proceeds from sales of shares	58,715,502	118,819,801
Reinvestment of distributions	8,193,423	18,239,839
Cost of shares redeemed	(135,860,153)	(124,845,638)
Net increase (decrease) in net assets resulting from share transactions	(68,951,228)	12,214,002
Redemption fees	7,923	3,421
Total increase (decrease) in net assets	(76,909,595)	15,187,905

Net Assets
Beginning of period	666,688,622	651,500,717
End of period (including undistributed net investment income of $60,537 and undistributed net investment income of $39,227, respectively)	$ 589,779,027	$ 666,688,622
Other Information Shares
Sold	5,227,662	10,214,426
Issued in reinvestment of distributions	727,776	1,566,138
Redeemed	(12,118,651)	(10,742,557)
Net increase (decrease)	(6,163,213)	1,038,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 11.48	$ 10.71	$ 11.49	$ 11.65	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.225	.435	.431	.440	.442	.448
Net realized and unrealized gain (loss)	(.111)	.060	.795	(.771)	(.124)	.225
Total from investment operations	.114	.495	1.226	(.331)	.318	.673
Distributions from net investment income	(.224)	(.435)	(.431)	(.439)	(.441)	(.448)
Distributions from net realized gain	-	-	(.025)	(.010)	(.037)	(.145)
Total distributions	(.224)	(.435)	(.456)	(.449)	(.478)	(.593)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.43	$ 11.54	$ 11.48	$ 10.71	$ 11.49	$ 11.65
Total Return B, C	1.04%	4.34%	11.64%	(2.98)%	2.83%	6.02%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.48%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.48%	.47%	.48%
Expenses net of all reductions	.48% A	.47%	.47%	.45%	.43%	.41%
Net investment income (loss)	4.01% A	3.74%	3.85%	3.90%	3.87%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 589,779	$ 666,689	$ 651,501	$ 547,850	$ 596,718	$ 584,928
Portfolio turnover rate	4% A	5%	6%	19%	10%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	84.5	86.5	87.6
31 - 90	5.8	2.0	4.9
91 - 180	2.4	4.4	3.0
181 - 397	7.3	7.1	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity New Jersey Municipal Money Market Fund	34 Days	30 Days	28 Days
New Jersey Tax-Free Money Market Funds Average *	36 Days	34 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity New Jersey Municipal Money Market Fund	34 Days	30 Days	n/a **

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Variable Rate Demand Notes (VRDNs) 69.4%	Variable Rate Demand Notes (VRDNs) 71.1%
Commercial Paper (including CP Mode) 2.5%	Commercial Paper (including CP Mode) 1.5%
Tender Bonds 2.0%	Tender Bonds 1.9%
Municipal Notes 17.0%	Municipal Notes 11.6%
Fidelity Municipal Cash Central Fund 8.5%	Fidelity Municipal Cash Central Fund 12.8%
Other Investments 1.1%	Other Investments 0.6%
Net Other Assets † (0.5)%	Net Other Assets 0.5%

† Net Other Assets are not included in the pie chart. * Source: iMoneyNet, Inc. ** Information not available

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount	Value
Delaware/New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2008, 0.12% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	$ 7,300,000	$ 7,300,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.3% 6/7/11, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 1.05% tender 6/23/11, CP mode (e)	3,000,000	3,000,000
Massachusetts - 0.6%
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Aquarium Corp. Proj.) Series 2007 A, 0.29% 6/7/11, LOC Banco Santander SA, VRDN (b)	8,000,000	8,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/11, CP mode	3,740,000	3,740,000
		11,740,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 0.75% tender 6/17/11, CP mode	3,800,000	3,800,000
Series A1, 0.78% tender 6/7/11, CP mode (e)	600,000	600,000
		4,400,000
New Jersey - 71.3%
Atlantic County Gen. Oblig. Bonds (County Vocational School Proj.) 2% 10/1/11	350,000	351,385
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.15% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
Burlington County Bridge Commission Rev. BAN 2% 10/11/11	4,745,000	4,770,028
Burlington County Gen. Oblig.:
BAN Series 2011 A, 1.5% 5/24/12	20,500,000	20,727,651
Bonds Series 2009, 2% 7/15/11	1,000,000	1,001,831
Camden County Impt. Auth. Lease Rev. Bonds (Cooper Med. School of Rowan Univ. Proj.) Series 2010 B, 1.5% 7/1/11	4,915,000	4,916,810
Camden County Impt. Auth. Rev.:
(Parkview Redev. Hsg. Proj.) 0.16% 6/7/11, LOC Fannie Mae, VRDN (b)(e)	900,000	900,000
BAN (County Cap. Prog.) Series 2010 A2, 1.5% 12/28/11	6,120,000	6,150,435
Carteret Gen. Oblig. BAN 1.5% 10/21/11	11,912,163	11,949,423
Cliffside Park Gen. Oblig. BAN Series 2011 A, 2% 3/23/12	14,722,000	14,898,463
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Cranbury Township Gen. Oblig. BAN 1.25% 1/13/12	$ 5,669,545	$ 5,692,918
Englewood Gen. Oblig. BAN 1.5% 5/4/12	19,507,017	19,680,727
Essex County Gen. Oblig. TAN Series 2011 A, 0.75% 8/25/11	30,000,000	30,032,571
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,185,000	4,185,000
Haddonfield BAN 1.5% 7/22/11	5,281,000	5,287,230
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.15% 6/7/11, LOC Bank of New York, New York, VRDN (b)	38,320,000	38,320,000
BAN Series 2010 D1, 1.5% 7/1/11	15,638,667	15,648,487
Mahwah Township Gen. Oblig. BAN 1.5% 6/10/11	5,008,500	5,009,653
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	11,990,000	11,990,000
Millburn Township Gen. Oblig. BAN:
1.5% 1/13/12	2,940,288	2,954,746
2% 2/10/12	5,669,093	5,718,012
Morris County Gen. Oblig. Bonds Series 2007, 4.125% 8/15/11	500,000	503,866
Morris Plains BAN 1.5% 7/22/11	3,395,000	3,399,004
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	7,400,000	7,407,264
New Brunswick Hsg. Auth. Rev. Bonds (Rutgers Univ. Easton Avenue Proj.) Series 2011, 3% 7/1/11	2,535,000	2,540,601
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	24,700,000	24,700,000
Series 2003 A2, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	34,300,000	34,300,000
Series 2003 A3, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
Series 2003 A4, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (b)	3,500,000	3,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	900,000	900,000
Participating VRDN Series Floaters 3032, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.12% 6/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (b)	$ 9,900,000	$ 9,900,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.22% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,235,000	5,235,000
Bonds:
(Keystone Urban Renewal LP Proj.) Series 1992, 0.3% tender 7/15/11, LOC BNP Paribas SA, CP mode (e)	1,075,000	1,075,000
(Keystone Urban Renewal Proj.) Series 1992, 0.3% tender 8/16/11, LOC BNP Paribas SA, CP mode (e)	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.11% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	24,830,000	24,830,000
(LPS Inds. Proj.) Series 2002, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,760,000	4,760,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.14% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	12,695,000	12,695,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.16% 6/7/11, LOC Citibank NA, VRDN (b)(e)	106,300,000	106,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.24% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	19,400,000	19,400,000
Series 2006 A, 0.24% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.12% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	8,290,000	8,290,000
Bonds:
Series 2000 A, 5.5% 9/1/11	1,950,000	1,975,195
Series 2000 B, 5.75% 9/1/11	4,085,000	4,138,666
Series 1997 A, 0.25% 8/1/11, CP	4,200,000	4,200,000
New Jersey Envir. Infrastructure Trust Bonds Series 2009 A, 2% 9/1/11	1,000,000	1,004,101
New Jersey Gen. Oblig.:
Bonds Series Putters 3810, 0.3%, tender 6/2/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)(g)	41,000,000	41,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3808, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 1,385,000	$ 1,385,000
Series Putters 3811, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,000,000	2,000,000
TRAN Series 2011, 2% 6/23/11	41,385,000	41,427,114
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Series 2008 C, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	27,455,000	27,455,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,475,000	9,475,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.14% 6/7/11, LOC PNC Bank NA, VRDN (b)	7,820,000	7,820,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	14,500,000	14,500,000
Series 2003 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
Series 2006 A4, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,925,000	2,925,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.16% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	6,670,000	6,670,000
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,005,000	2,005,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	21,185,000	21,185,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (b)	23,745,000	23,745,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.15% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	1,400,000	1,400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.15% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	23,925,000	23,925,000
(Virtua Health Proj.) Series 2009 E, 0.16% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Series 2006 A6, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	1,890,000	1,890,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.15% 6/7/11, LOC Bank of America NA, VRDN (a)(b)	$ 7,200,000	$ 7,200,000
Series 2008 F, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)(e)	88,525,000	88,525,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	10,625,000	10,625,000
0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	13,545,000	13,545,000
0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	9,175,000	9,175,000
Series 2007 V, 0.17% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	61,875,000	61,875,000
Series 2008 Y, 0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	75,130,000	75,130,000
Series 2008 Z, 0.16% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	15,000,000	15,000,000
Series 2008 BB:
0.16% 6/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (b)	17,085,000	17,085,000
0.17% 6/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,900,000	1,900,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.18% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	16,600,000	16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	38,275,000	38,275,000
Series 2009 B, 0.12% 6/7/11, LOC PNC Bank NA, VRDN (b)	24,200,000	24,200,000
Series 2009 C, 0.11% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	3,600,000	3,600,000
Series 2009 D, 0.12% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	19,665,000	19,665,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Series 2009 D, 0.16% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	88,500,000	88,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	$ 5,825,000	$ 5,903,497
North Wildwood Gen. Oblig. BAN 1.5% 12/9/11	6,440,000	6,464,060
Ocean City Gen. Oblig. BAN 1.5% 6/24/11	3,900,000	3,902,075
Paramus School District BAN 1.25% 7/14/11	5,436,000	5,438,746
Ramsey Borough Gen. Oblig. BAN:
1.5% 6/17/11	2,740,000	2,740,666
1.5% 1/19/12	4,845,000	4,865,140
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,400,000	4,400,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	20,975,000	20,975,000
South Orange & Maplewood School District BAN Series 2011 A, 2% 3/9/12	4,555,753	4,595,421
South Plainfield Gen. Oblig. BAN 1.5% 6/29/11	8,384,200	8,388,471
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	10,900,000	10,941,858
Sparta Township Gen. Oblig. BAN Series 2011 B, 2% 2/24/12	8,140,150	8,218,507
Springfield Township Gen. Oblig. BAN 1.5% 8/12/11	11,361,000	11,382,618
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	18,100,000	18,250,794
Tewksbury Township Gen. Oblig. BAN 1.5% 6/22/11	10,549,181	10,555,340
Union County Gen. Oblig. BAN 2% 7/1/11	15,100,000	15,118,889
Vineland Gen. Oblig. 0.2% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)(e)	8,300,000	8,300,000
Watchung Gen. Oblig. BAN 1.5% 2/29/12	4,460,000	4,484,352
West Milford Township Gen. Oblig. BAN 1.5% 4/13/12	9,235,523	9,306,268
West Orange Gen. Oblig. BAN:
0.75% 6/8/11	11,505,000	11,505,631
1.5% 10/25/11	4,239,400	4,253,718
1.5% 5/24/12 (a)	6,453,098	6,502,593
		1,478,939,825
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 2.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	$ 50,335,000	$ 50,335,000
Series 2008 B, 0.11% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	1,160,000	1,160,000
		51,495,000
New York & New Jersey - 15.1%
Port Auth. of New York & New Jersey:
Bonds 138th Series, 5% 12/1/11 (e)	2,000,000	2,042,171
Participating VRDN:
Series Austin 07 1017, 0.31% 6/7/11 (Liquidity Facility Bank of America NA) (b)(e)(f)	56,980,000	56,980,000
Series BA 08 1066, 0.31% 6/7/11 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,540,000	3,540,000
Series BA 08 1067, 0.31% 6/7/11 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,400,000	4,400,000
Series BA 08 1107, 0.31% 6/7/11 (Liquidity Facility Bank of America NA) (b)(e)(f)	24,260,000	24,260,000
Series DB 636, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	8,700,000	8,700,000
Series EGL 06 107 Class A, 0.23% 6/7/11 (Liquidity Facility Citibank NA) (b)(e)(f)	39,200,000	39,200,000
Series GS 08 31TP, 0.19% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,485,000	20,485,000
Series MS 3264, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,650,000	7,650,000
Series Putters 1546, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,860,000	3,860,000
Series Putters 2945, 0.27% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.27% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,190,000	7,190,000
Series Putters 3162, 0.27% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.27% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 3862, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Solar 06 16, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,425,000	8,425,000
Series 1991 1, 0.26% 6/30/11, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.26% 6/30/11, VRDN (b)(e)(g)	9,800,000	9,800,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1992 1, 0.23% 6/30/11, VRDN (b)(g)	$ 6,800,000	$ 6,800,000
Series 1995 3, 0.26% 6/30/11, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.26% 6/30/11, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 2006 4, 0.24% 6/7/11, VRDN (b)	10,000,000	10,000,000
Series A:
0.31% 9/8/11, CP (e)	8,060,000	8,060,000
0.34% 6/16/11, CP (e)	7,405,000	7,405,000
0.35% 7/7/11, CP (e)	12,455,000	12,455,000
Series B, 0.35% 8/4/11, CP	5,200,000	5,200,000
		313,932,171
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.48% 6/7/11, VRDN (b)	6,000,000	6,000,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	21,650,000	21,650,000
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,300,000	2,300,000
	Shares
Other - 8.5%
Fidelity Municipal Cash Central Fund, 0.16% (c)(d)	175,889,000	175,889,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,084,645,996)		2,084,645,996
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,329,999)
NET ASSETS - 100%		$ 2,073,315,997
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,300,000 or 4.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/2/11 (Liquidity Facility JPMorgan Chase & Co.)	2/22/11	$ 41,000,000
Port Auth. of New York & New Jersey Series: 1991 1, 0.26% 6/30/11, VRDN	6/18/91	$ 8,800,000
1991 3, 0.26% 6/30/11, VRDN	12/3/03	$ 9,800,000
1992 1, 0.23% 6/30/11, VRDN	2/14/92	$ 6,800,000
1995 3, 0.26% 6/30/11, VRDN	9/15/95	$ 9,400,000
1995 4, 0.26% 6/30/11, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 299,732
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $103,262 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,908,756,996)	$ 1,908,756,996
Fidelity Central Funds (cost $175,889,000)	175,889,000
Total Investments (cost $2,084,645,996)		$ 2,084,645,996
Cash		177,409
Receivable for fund shares sold		20,934,573
Interest receivable		3,327,139
Distributions receivable from Fidelity Central Funds		27,883
Prepaid expenses		1,001
Other receivables		425
Total assets		2,109,114,426

Liabilities
Payable for investments purchased Regular delivery	$ 10,500,061
Delayed delivery	12,203,668
Payable for fund shares redeemed	12,376,360
Distributions payable	161
Accrued management fee	440,029
Other affiliated payables	256,278
Other payables and accrued expenses	21,872
Total liabilities		35,798,429

Net Assets		$ 2,073,315,997
Net Assets consist of:
Paid in capital		$ 2,073,383,906
Undistributed net investment income		81
Accumulated undistributed net realized gain (loss) on investments		(67,990)
Net Assets, for 2,071,732,091 shares outstanding		$ 2,073,315,997
Net Asset Value, offering price and redemption price per share ($2,073,315,997 ÷ 2,071,732,091 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 2,935,711
Income from Fidelity Central Funds		299,732
Total income		3,235,443

Expenses
Management fee	$ 3,856,891
Transfer agent fees	1,350,901
Accounting fees and expenses	101,973
Custodian fees and expenses	13,664
Independent trustees' compensation	3,933
Registration fees	36,203
Audit	20,174
Legal	9,114
Miscellaneous	9,511
Total expenses before reductions	5,402,364
Expense reductions	(2,272,275)	3,130,089
Net investment income (loss)		105,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(29)
Net increase in net assets resulting from operations		$ 105,325

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,354	$ 215,672
Net realized gain (loss)	(29)	25,847
Net increase in net assets resulting from operations	105,325	241,519
Distributions to shareholders from net investment income	(105,273)	(215,317)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,275,822,006	5,574,604,835
Reinvestment of distributions	104,031	213,124
Cost of shares redeemed	(3,278,555,680)	(5,740,490,388)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,629,643)	(165,672,429)
Total increase (decrease) in net assets	(2,629,591)	(165,646,227)

Net Assets
Beginning of period	2,075,945,588	2,241,591,815
End of period (including undistributed net investment income of $81 and $0, respectively)	$ 2,073,315,997	$ 2,075,945,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.019	.032	.029
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.001	.019	.032	.029
Distributions from net investment income	- G	- G	(.001)	(.019)	(.032)	(.029)
Distributions from net realized gain	-	-	-	- G	-	-
Total distributions	- G	- G	(.001)	(.019)	(.032)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-% E	.01%	.11%	1.90%	3.23%	2.95%
Ratios to Average Net Assets D, F
Expenses before reductions	.51% A	.51%	.55%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.30% A	.30%	.51%	.52%	.51%	.52%
Expenses net of all reductions	.30% A	.30%	.51%	.44%	.41%	.40%
Net investment income (loss)	.01% A	.01%	.11%	1.84%	3.18%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,073,316	$ 2,075,946	$ 2,241,592	$ 2,598,967	$ 2,220,873	$ 1,774,867

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$ 564,674,937	$ 15,997,524	$ (6,349,365)	$ 9,648,159
Fidelity New Jersey Municipal Money Market Fund	2,084,645,996	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be November 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $13,049,358 and $77,886,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%*

*During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 1,098

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,266,391.

Semiannual Report

8. Expense Reductions - continued

Through arrangements with the Funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity New Jersey Municipal Income Fund	$ 1,055	$ -
Fidelity New Jersey Municipal Money Market Fund	5,076	808

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NJN-USAN-0711
1.786819.108

Fidelity®

New Jersey AMT
Tax-Free Money Market Fund -

Fidelity New Jersey AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

May 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 or 1-877-208-0098, as applicable, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
New Jersey AMT Tax-Free Money Market	.27%
Actual		$ 1,000.00	$ 1,000.10	$ 1.35**
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.36**
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.40	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Service Class	.28%
Actual		$ 1,000.00	$ 1,000.00	$ 1.40**
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.41**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New Jersey AMT Tax-Free Money Market	.30%
Actual		$ 1.50
HypotheticalA		$ 1.51
Service Class	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	82.9	88.0	87.7
31 - 90	6.7	2.2	7.4
91 - 180	4.0	2.6	1.1
181 - 397	6.4	7.2	3.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity New Jersey AMT Tax-Free Money Market Fund	36 Days	29 Days	23 Days
New Jersey Tax-Free Money Market Funds Average*	36 Days	34 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity New Jersey AMT Tax-Free Money Market Fund	36 Days	29 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Variable Rate Demand Notes (VRDNs) 67.5%	Variable Rate Demand Notes (VRDNs) 75.9%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 0.2%
Tender Bonds 1.3%	Tender Bonds 1.5%
Municipal Notes 16.9%	Municipal Notes 10.0%
Fidelity Tax-Free Cash Central Fund 9.8%	Fidelity Tax-Free Cash Central Fund 10.5%
Other Investments 4.0%	Other Investments 1.6%
Net Other Assets 0.0%	Net Other Assets 0.3%

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Massachusetts - 0.4%
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Aquarium Corp. Proj.) Series 2007 A, 0.29% 6/7/11, LOC Banco Santander SA, VRDN (a)	$ 2,700,000	$ 2,700,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 6/17/11, CP mode	1,500,000	1,500,000
New Jersey - 77.4%
Avalon Borough Gen. Oblig. BAN 1.5% 8/12/11	5,225,000	5,233,599
Bergen County Gen. Oblig. Bonds Series 2010 A, 2.5% 11/1/11	1,925,000	1,941,473
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	7,000,000	7,077,734
Chatham Township Gen. Oblig. BAN 1.5% 7/22/11	5,813,250	5,821,004
East Brunswick Township Gen. Oblig. BAN 1.5% 10/5/11	11,747,000	11,781,631
Englewood Gen. Oblig. BAN 1.5% 5/4/12	6,600,000	6,658,773
Essex County Gen. Oblig. TAN Series 2011 A, 0.75% 8/25/11	10,000,000	10,010,857
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hopewell Township Gen. Oblig. BAN 1.5% 4/13/12	4,322,791	4,359,658
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.15% 6/7/11, LOC Bank of New York, New York, VRDN (a)	30,055,000	30,055,000
BAN Series 2010 D1, 1.5% 7/1/11	6,100,000	6,103,830
Lawrence BAN 1.5% 7/28/11	3,805,000	3,808,589
Middlesex County Gen. Oblig. Bonds Series 2010, 2% 12/15/11	1,460,000	1,471,773
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	2,595,000	2,597,547
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (a)	8,400,000	8,400,000
Series 2003 A2, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (a)	11,550,000	11,550,000
Series 2003 A4, 0.13% 6/7/11, LOC Barclays Bank PLC, VRDN (a)	1,200,000	1,200,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.23% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,135,000	3,135,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.15% 6/7/11, LOC Citibank NA, VRDN (a)	22,100,000	22,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.12% 6/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (a)	$ 5,100,000	$ 5,100,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	7,335,000	7,335,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.11% 6/7/11, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.14% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,040,000	5,040,000
(The Hun School of Princeton Proj.) Series 2004, 0.14% 6/7/11, LOC PNC Bank NA, VRDN (a)	3,150,000	3,150,000
Bonds:
Series 2001 A, 5.5% 6/15/11	5,125,000	5,135,147
Series 2008 A, 5% 5/1/12	3,750,000	3,898,413
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.12% 6/7/11, LOC TD Banknorth, NA, VRDN (a)	8,115,000	8,115,000
Bonds (New Jersey Gen. Oblig. Proj.) Sereis A, 5% 9/1/11	500,000	505,228
New Jersey Envir. Infrastructure Trust Bonds Series 2007 A, 5% 9/1/11	1,530,000	1,547,737
New Jersey Gen. Oblig.:
Bonds:
Series 2002 J, 5% 7/15/11	2,700,000	2,714,890
Series 2005 N, 5.25% 7/15/11	1,700,000	1,710,226
Series F:
5.5% 8/1/11	1,000,000	1,008,480
5.5% 8/1/11	1,000,000	1,008,535
Series Putters 3810, 0.3%, tender 6/2/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	9,000,000	9,000,000
Participating VRDN Series Putters 3811, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,000,000	1,000,000
TRAN Series 2011, 2% 6/23/11	22,100,000	22,122,495
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (a)	16,555,000	16,555,000
Series 2008 C, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,100,000	13,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.14% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,605,000	$ 4,605,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,170,000	5,170,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.14% 6/7/11, LOC PNC Bank NA, VRDN (a)	1,280,000	1,280,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.17% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	31,635,000	31,635,000
Series 2003 B, 0.18% 6/7/11, LOC Bank of America NA, VRDN (a)	18,110,000	18,110,000
Series 2006 A5, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	10,790,000	10,790,000
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.19% 6/7/11, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	7,195,000	7,195,000
Series 2004, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	8,400,000	8,400,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.15% 6/7/11, LOC TD Banknorth, NA, VRDN (a)	16,935,000	16,935,000
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,400,000	4,400,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.15% 6/7/11, LOC Bank of America NA, VRDN (a)	1,705,000	1,705,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB:
0.16% 6/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,000,000	11,000,000
0.17% 6/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,100,000	15,100,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.18% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,860,000	10,860,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	15,500,000	15,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 B, 0.12% 6/7/11, LOC PNC Bank NA, VRDN (a)	$ 12,000,000	$ 12,000,000
Series 2009 C, 0.11% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,900,000	3,900,000
Series 2009 D, 0.12% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,435,000	10,435,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,150,000	4,150,000
Series 2009 D, 0.16% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	24,300,000	24,300,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	5,000,000	5,068,370
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 3/30/12	7,927,000	7,991,798
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,900,000	6,900,000
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	3,913,000	3,928,027
Summit Gen. Oblig. BAN 1.5% 1/20/12	2,189,500	2,200,877
Sussex County Gen. Oblig. Bonds 1% 8/15/11	1,200,000	1,201,850
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	6,015,274	6,065,388
Union County Gen. Oblig. BAN 2% 7/1/11	5,900,000	5,907,381
Washington Township Gen. Oblig. BAN 1% 10/31/11	3,233,000	3,237,835
West Orange Gen. Oblig. Bonds Series 2011, 2% 5/1/12	555,000	562,072
		532,976,217
New Jersey/Pennsylvania - 4.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.16% 6/7/11, LOC Bank of America NA, VRDN (a)	28,200,000	28,200,000
New York & New Jersey - 6.7%
Port Auth. of New York & New Jersey:
Bonds 5% 9/1/11	1,000,000	1,011,823
Participating VRDN:
Series Putters 1546, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,345,000	6,345,000
Series Putters 3647, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,770,000	1,770,000
Series Putters 3862, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 11793, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (a)(d)	$ 7,375,000	$ 7,375,000
Series 1992 2, 0.23% 6/30/11, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.23% 6/30/11, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.23% 6/30/11, VRDN (a)(e)	10,400,000	10,400,000
Series B, 0.35% 8/4/11, CP	1,800,000	1,800,000
		46,501,823
North Carolina - 0.1%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (a)	980,000	980,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.48% 6/7/11, VRDN (a)	1,800,000	1,800,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,600,000	6,600,000
	Shares
Other - 9.8%
Fidelity Tax-Free Cash Central Fund, 0.14% (b)(c)	67,342,000	67,342,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $688,600,040)		688,600,040
NET OTHER ASSETS (LIABILITIES) - 0.0%		(258,222)
NET ASSETS - 100%		$ 688,341,818
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,200,000 or 5.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/2/11 (Liquidity Facility JPMorgan Chase & Co.)	2/22/11	$ 9,000,000
Port Auth. of New York & New Jersey Series: 1992 2, 0.23% 6/30/11, VRDN	2/14/92	$ 6,900,000
1997 1, 0.23% 6/30/11, VRDN	8/9/02	$ 8,900,000
1997 2, 0.23% 6/30/11, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 80,946
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $53,138 of which $51,740 and $1,398 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,258,040)	$ 621,258,040
Fidelity Central Funds (cost $67,342,000)	67,342,000
Total Investments (cost $688,600,040)		$ 688,600,040
Cash		84,685
Receivable for investments sold		1,500,000
Receivable for fund shares sold		47,168
Interest receivable		1,419,386
Distributions receivable from Fidelity Central Funds		8,157
Receivable from investment adviser for expense reductions		16,586
Total assets		691,676,022

Liabilities
Payable for investments purchased	$ 2,700,019
Payable for fund shares redeemed	428,606
Distributions payable	1,971
Accrued management fee	115,845
Other affiliated payables	87,736
Other payables and accrued expenses	27
Total liabilities		3,334,204

Net Assets		$ 688,341,818
Net Assets consist of:
Paid in capital		$ 688,292,762
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		49,059
Net Assets		$ 688,341,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

New Jersey AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($263,736,537 ÷ 263,384,498 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($424,538,137 ÷ 424,122,396 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($67,144 ÷ 67,075 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 931,554
Income from Fidelity Central Funds		80,946
Total income		1,012,500

Expenses
Management fee	$ 714,977
Transfer agent fees	249,746
Distribution and service plan fees	178
Independent trustees' compensation	1,368
Total expenses before reductions	966,269
Expense reductions	(156,443)	809,826
Net investment income (loss)		202,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(17)
Net increase in net assets resulting from operations		$ 202,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 202,674	$ 515,396
Net realized gain (loss)	(17)	(1,398)
Net increase in net assets resulting from operations	202,657	513,998
Distributions to shareholders from net investment income	(202,677)	(515,431)
Share transactions - net increase (decrease)	(65,923,428)	(303,330,702)
Total increase (decrease) in net assets	(65,923,448)	(303,332,135)

Net Assets
Beginning of period	754,265,266	1,057,597,401
End of period (including distributions in excess of net investment income of $3 and $0, respectively)	$ 688,341,818	$ 754,265,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey AMT Tax-Free Money Market

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-F	-F	.003	.021	.034	.031
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	-F	.003	.021	.034	.031
Distributions from net investment income	-F	-F	(.003)	(.021)	(.034)	(.031)
Distributions from net realized gain	-	-	-F	-F	-F	-
Total distributions	-F	-F	(.003)	(.021)	(.034)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.01%	.27%	2.10%	3.42%	3.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%A	.30%	.34%	.31%	.36%	.43%
Expenses net of fee waivers, if any	.27%A	.28%	.34%	.31%	.32%	.35%
Expenses net of all reductions	.27%A	.28%	.34%	.24%	.25%	.26%
Net investment income (loss)	.01%A	.01%	.28%	2.08%	3.35%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,737	$ 302,325	$ 433,202	$ 644,791	$ 729,159	$ 1,082,525

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-G	.001	.004	.022	.022
Net realized and unrealized gain (loss)G	-	-	-	-	-
Total from investment operations	-G	.001	.004	.022	.022
Distributions from net investment income	-G	(.001)	(.004)	(.022)	(.022)
Distributions from net realized gain (loss)	-	-	- G	-G	-
Total distributions	-G	(.001)	(.004)	(.022)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.04%	.09%	.37%	2.20%	2.19%
Ratios to Average Net AssetsD,F
Expenses before reductions	.25%A	.25%	.29%	.26%	.25%A
Expenses net of fee waivers, if any	.20%A	.20%	.24%	.21%	.20%A
Expenses net of all reductions	.20%A	.20%	.24%	.14%	.14%A
Net investment income (loss)	.08%A	.09%	.38%	2.18%	3.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,538	$ 451,833	$ 624,266	$ 842,271	$ 1,050,691

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to November 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-H	-H	.002	.019	.020
Net realized and unrealized gain (loss)H	-	-	-	-	-
Total from investment operations	-H	-H	.002	.019	.020
Distributions from net investment income	-H	-H	(.002)	(.019)	(.020)
Distributions from net realized gain (loss)	-	-	- H	-H	-
Total distributions	-H	-H	(.002)	(.019)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	-%E	.01%	.17%	1.95%	2.03%
Ratios to Average Net AssetsD,G
Expenses before reductions	.50%A	.50%	.55%	.51%	.50%A
Expenses net of fee waivers, if any	.28%A	.28%	.46%	.46%	.45%A
Expenses net of all reductions	.28%A	.28%	.46%	.39%	.39%A
Net investment income (loss)	.01%A	.01%	.17%	1.93%	3.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 107	$ 129	$ 261	$ 1,272

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F For the period April 18, 2007 (commencement of sale of shares) to November 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 688,600,040

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New Jersey AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 178	$ 55

* During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
New Jersey AMT Tax-Free Money Market	$ 141,309**	.10
Institutional Class	108,401.05
Service Class	36**	.05
	$ 249,746

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $109,589 and $38, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Amount
New Jersey AMT Tax-Free Money Market	$ 43,790
Service Class	122

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,904.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
New Jersey AMT Tax-Free Money Market	$ 20,948	$ 42,904
Institutional Class	181,722	472,515
Service Class	7	12
Total	$ 202,677	$ 515,431

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
New Jersey AMT Tax-Free Money Market Shares sold	38,278,414	71,757,031
Reinvestment of distributions	19,257	39,545
Shares redeemed	(76,865,048)	(202,640,775)
Net increase (decrease)	(38,567,377)	(130,844,199)
Institutional Class Shares sold	30,285,502	83,762,304
Reinvestment of distributions	163,792	428,035
Shares redeemed	(57,765,807)	(256,654,795)
Net increase (decrease)	(27,316,513)	(172,464,456)
Service Class Shares sold	129,173	8,000
Reinvestment of distributions	6	12
Shares redeemed	(168,717)	(30,059)
Net increase (decrease)	(39,538)	(22,047)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research Company
(U.K.) Inc.

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SNJ-USAN-0711
1.850772.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011